Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current:
Withholding taxes and value added tax payables	$ 8,164	$ 9,288
Other liabilities	3,187	2,204
Total	11,351	11,492
Non-current:
Other liabilities	78	211
Total	$ 78	$ 211